EQUITY	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
EQUITY

18. EQUITY

(a) Ordinary shares

The Company is authorized to issue 100,000,000 ordinary shares.

In February 2022, the Company issued the first phase of approximately 6,718 restricted ordinary shares with a fair value of approximately $118,000, for the acquisition of ZJIOT. The Company agreed to issue to the shareholders of ZJIOT a total of approximately 20,154 restricted ordinary shares in three phases, conditioned upon the satisfaction of certain performance targets.

In March 2022 and July 2022, the Company issued 2,000 ordinary shares with a fair value of $23,100 to a consultant as a compensation for his service.

In April 2023, the Company issued the second phase of approximately 6,718 restricted ordinary shares with a fair value of approximately $49,000, for the acquisition of ZJIOT, upon the satisfaction of certain performance targets.

In May 2023, the Company issued 50,000 restricted shares to a consultant as its service compensation for the service period from May 26, 2023 to May 25, 2024. The fair value of the 50,000 ordinary shares was $340,000, which is amortized over the service period.

In May 2023, the Company issued 200,000 ordinary shares with fair value of approximately $1,360,000 to certain directors, executive officers, and employees as compensations for their services.

(b) Stock-based compensation

The following table provides the details of the approximate total share-based payments expense during the six months ended June 30, 2023 and 2022:

	Six Months Ended June 30, 2023		Six Months Ended June 30, 2022
	(Unaudited)		(Unaudited)
Employees and directors share-based payments	$1,360,000	(a)	$-
Shares issued for services	32,603	(a)	14,500	(a)
	$1,392,603		$14,500

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(c) Stock options to employees and directors

On May 9, 2016, the Board of Directors of the Company adopted the 2016 Equity Incentive Plan, or the 2016 Plan. Pursuant to the 2016 Plan and its amendment in May 2021, the Company may offer up to five hundred thousand ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the issuable shares under the 2016 Plan. The Company accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Compensation – Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

Stock option activity for the six months ended June 30, 2023 is summarized as follows:

		Weighted	Weighted Average Remaining
	Options	Average Exercise	Contractual Life	Aggregated Intrinsic
	Outstanding	Price	(Years)	Value
Outstanding at January 1, 2023	28,250	$24.0	0.6	$-
Exercised	-	-
Canceled	(400)	$24.0
Outstanding at June 30, 2023 (Unaudited)	27,850	$24.0	0.1	$-
Vested and expected to be vested as of June 30, 2023 (Unaudited)	27,850	$24.0	0.1	$-
Options exercisable as of June 30, 2023 (vested) (Unaudited)	27,850	$24.0	0.1	$-

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

There were no stock options granted to employees during the years ended June 30, 2023 and 2022. There was no option exercised during the six months ended June 30, 2023 and 2022.

As of June 30, 2023, no unrecognized compensation expense related to non-vested share options is expected to be recognized. The total fair value of options vested during the six months ended June 30, 2023, and 2022 was approximately $ nil and $ nil, respectively. To the extent the actual forfeiture rate is different from what the Company has anticipated, stock-based compensation related to these awards will be different from its expectations.

(d) Stock options and warrants to non-employees

Pursuant to the 2016 Plan and its amendment, for the six months ended June 30, 2023 and 2022, the Company issued nil and nil warrants to consultants, respectively. The Company expensed to administrative expense approximately $ nil and $ nil for the six months ended June 30, 2023 and 2022, respectively. During the six months ended June 30, 2023, no options or warrants were exercised.

The following table outlines the options and warrants outstanding and exercisable as of June 30, 2023:

	June 30, 2023 Number of Warrants Outstanding	Exercise	Expiration
	and Exercisable	Price	Date

July 2020 stock options to consultants	5,737	$26.4	07/09/2023
Total	5,737

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS